RULE 497(e)
                                                        REGISTRATION NO. 33-8982

                             THE VICTORY PORTFOLIOS
                          STOCK INDEX FUND (THE "FUND")
                         SUPPLEMENT DATED MARCH 29, 1996
                      TO THE PROSPECTUS DATED MARCH 1, 1996



Effective April 1, 1996, the information contained in the last two paragraphs under the heading "Investment Adviser and Sub-Adviser" on page 19 of the Prospectus for the Fund, is replaced in its entirety with the following:

The person primarily responsible for the investment management of the Fund, as well as her previous experience is as follows:

PORTFOLIO MANAGER   MANAGING
MANAGER             FUND SINCE                         PREVIOUS EXPERIENCE

Malini S. Menon     April 1, 1996     Vice  President  and  Portfolio   Manager,
                                      Society Asset Management, Inc. since 1996;
                                      Assistant Vice President,  KeyCorp/Society
                                      Management   Company  since  1992;  Senior
                                      Financial Analyst, Ameritrust Corporation since 1990.


Investors wishing to obtain more information should call the Fund's Transfer Agent, Primary Funds Service Corporation, without charge at (800) 539-3863.